Leases	6 Months Ended
Mar. 31, 2024
Leases [Abstract]
LEASES

NOTE 7 — LEASES

The Company’s leasing activities primarily consist of eight operating leases for offices and vehicles. ASC 842 requires leases to recognize right-of-use assets and lease liabilities on the balance sheet. The Company has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.

	March 31, 2024	September 30, 2023
	(Unaudited)
Operating lease right-of-use assets	$954,342	$954,771
Operating lease liabilities – current	$318,824	$293,040
Operating lease liabilities – noncurrent	449,726	556,674
Total operating lease liabilities	$768,550	$849,714

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	March 31, 2024	September 30, 2023
Weighted-average remaining lease term (years)	2.70	2.45
Weighted-average discount rate	4.75%	4.75%

During the six months ended March 31, 2024 and 2023, the Company incurred total operating lease expenses of $193,045 and $76,375, respectively.

The following table summarizes the maturity of operating lease liabilities as of March 31, 2024:

12 months ending March 31,	Operating
US$
2025	$347,294
2026	323,289
2027	141,096
Thereafter	—
Total lease payments	811,679
Less: imputed interest	(43,129)
Total lease liabilities	$768,550